UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [  ]; Amendment Number: ___
This Amendment (Check only one):       [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Gramercy Investment Advisors LLC
Address:                  20 Dayton Avenue
                          Greenwich, CT  06830

13F File Number:  28 - 12236

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David B Metzman
Title:   Senior Vice President
Phone:   (203) 552-1909



Signature, Place, and Time of Signing:


---------------------------          Greenwich, CT               August 14, 2007

Report Type (Check only one):

[x]          13F HOLDINGS REPORT

[ ]          13F NOTICE

[ ]          13F COMBINATION REPORT

Other Managers Reporting for this Manager:           none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                        0

Form 13F Information Table Entry Total:                                  47

Form 13F Information Table Value Total:                             139,033
                                                                 (thousands)

List of Other Included Managers:                                         N/A

                                                      FORM 13F INFORMATION TABLE

                          NAME OF ISSUER                                                 TITLE OF CLASS         CUSIP
ADX US Equity             Adams Express Co                                               Common Stock           006212104
APB US Equity             Asia Pacific Fund Inc/The                                      Common Stock           044901106
APF US Equity             Morgan Stanley Asia Pacific Fund Inc                           Common Stock           61744U106
BCV US Equity             Bancroft Fund Ltd                                              Common Stock           059695106
BGR US Equity             BlackRock Global Energy and Resources Trust                    Common Stock           09250U101
BQY US Equity             S&P Quality Rankings Global Equity Managed Trust               Common Stock           09250D109
BTF US Equity             Boulder Total Return Fund Inc                                  Common Stock           101541100
CEE US Equity             Central Europe and Russia Fund Inc/The                         Common Stock           153436100
CET US Equity             Central Securities Corp                                        Common Stock           155123102
CHN US Equity             China Fund Inc                                                 Common Stock           169373107
CVF US Equity             Castle Convertible Fund Inc                                    Common Stock           148443104
DCS US Equity             Dreman/Claymore Dividend & Income Fund                         Common Stock           26153R100
DIV US Equity             John Hancock Patriot Select Dividend Trust                     Common Stock           41013U102
DVM US Equity             Cohen & Steers Dividend Majors Fund Inc                        Common Stock           19248G106
ECF US Equity             Ellsworth Fund Ltd                                             Common Stock           289074106
EEA US Equity             European Equity Fund Inc/The                                   Common Stock           298768102
EQS US Equity             Equus Total Return Inc                                         Common Stock           294766100
ETF US Equity             Emerging Markets Telecommunications Fund                       Common Stock           290890102
EWQ US Equity             iShares MSCI France Index Fund                                 Common Stock           464286707
FEO US Equity             First Trust Aberdeen Emerging Opportunity Fund                 Common Stock           33731K102
FGF US Equity             SunAmerica Focused Alpha Growth Fund                           Common Stock           867037103
FXX US Equity             Foxby Corp                                                     Common Stock           351645106
GAM US Equity             General American Investors Co Inc                              Common Stock           368802104
GCS US Equity             DWS Global Commodities Stock Fund Inc                          Common Stock           23338Y100
GDV US Equity             Gabelli Dividend & Income Trust                                Common Stock           36242H104
GF US Equity              New Germany Fund Inc/The                                       Common Stock           644465106
GGT US Equity             Gabelli Global Multimedia Trust Inc                            Common Stock           36239Q109
GLO US Equity             Clough Global Opportunities Fund                               Common Stock           18914E106
GLU US Equity             Gabelli Global Utility & Income Trust                          Common Stock           36242L105
IFN US Equity             India Fund Inc                                                 Common Stock           454089103
JHFT US Equity            John Hancock Financial Trends Fund Inc                         Common Stock           41014X105
LAQ US Equity             Latin America Equity Fund Inc                                  Common Stock           51827Q106
MXF US Equity             Mexico Fund Inc/The                                            Common Stock           592835102
PDT US Equity             John Hancock Patriot Premium Dividend Fund II                  Common Stock           41013T105
PEO US Equity             Petroleum & Resources Corp                                     Common Stock           716549100
RFR US Equity             RMR F.I.R.E. Fund                                              Common Stock           74963M101
RHR US Equity             RMR Hospitality and Real Estate Fund                           Common Stock           74963J108
RMR US Equity             RMR Real Estate Fund                                           Common Stock           74963F106
RNE US Equity             Morgan Stanley Eastern Europe Fund Inc                         Common Stock           616988101
RTU US Equity             Cohen & Steers REIT and Utility Income Fund Inc                Common Stock           19247Y108
RYJ US Equity             Claymore/Raymond James SB-1 Equity Fund                        Common Stock           183833102
SRQ US Equity             DWS RREEF Real Estate Fund Inc                                 Common Stock           233384106
SWZ US Equity             Swiss Helvetia Fund Inc                                        Common Stock           870875101
TFC US Equity             Taiwan Greater China Fund                                      Common Stock           874037104
TWN US Equity             Taiwan Fund Inc/The                                            Common Stock           874036106
UTF US Equity             Cohen & Steers Select Utility Fund Inc                         Common Stock           19248A109
UTG US Equity             Reaves Utility Income Fund                                     Common Stock           756158101



                                                                                                                 VOTING
                                                 VALUE     SHARES/   SH/  PUT/  INVSTMT     OTHER             AUTHORITY
NAME OF ISSUER                   PX 6/29/07  x ($1000)     PRN AMT   PRN  CALL  DISCRETN   MANAGERS   SOLE       SHARED   NONE
Adams Express Co                      14.89     12,627      848000   SH           SOLE                848000        0       0
Asia Pacific Fund Inc/The             25.31        281       11100   SH           SOLE                 11100        0       0
Morgan Stanley Asia Pacific
  Fund Inc                             20.5     14,582      711325   SH           SOLE                711325        0       0
Bancroft Fund Ltd                     21.27         81        3825   SH           SOLE                  3825        0       0
BlackRock Global Energy and
  Resources Trust                     30.61        980       32006   SH           SOLE                 32006        0       0
S&P Quality Rankings Global
  Equity Managed Trust                18.12      1,935      106800   SH           SOLE                106800        0       0
Boulder Total Return Fund Inc         21.34      5,616      263151   SH           SOLE                263151        0       0
Central Europe and Russia
  Fund Inc/The                        51.71      2,451       47400   SH           SOLE                 47400        0       0
Central Securities Corp               29.05     10,188      350715   SH           SOLE                350715        0       0
China Fund Inc                        38.25      1,010       26400   SH           SOLE                 26400        0       0
Castle Convertible Fund Inc            26.2        312       11900   SH           SOLE                 11900        0       0
Dreman/Claymore Dividend &
  Income Fund                         21.48      9,839      458061   SH           SOLE                458061        0       0
John Hancock Patriot Select
  Dividend Trust                      13.05        367       28100   SH           SOLE                 28100        0       0
Cohen & Steers Dividend Majors
  Fund Inc                            20.17      5,481      271739   SH           SOLE                271739        0       0
Ellsworth Fund Ltd                     9.14      1,015      111019   SH           SOLE                111019        0       0
European Equity Fund Inc/The          13.02      3,161      242780   SH           SOLE                242780        0       0
Equus Total Return Inc                 8.95      1,492      166747   SH           SOLE                166747        0       0
Emerging Markets
  Telecommunications Fund             21.29          1          25   SH           SOLE                    25        0       0
iShares MSCI France Index Fund         38.4      1,071       27900   SH           SOLE                 27900        0       0
First Trust Aberdeen Emerging
  Opportunity Fund                       19      1,234       64938   SH           SOLE                 64938        0       0
SunAmerica Focused Alpha
  Growth Fund                         19.05      4,751      249400   SH           SOLE                249400        0       0
Foxby Corp                             2.68         60       22382   SH           SOLE                 22382        0       0
General American Investors
  Co Inc                              40.55      8,163      201308   SH           SOLE                201308        0       0
DWS Global Commodities Stock
  Fund Inc                            18.62      3,420      183685   SH           SOLE                183685        0       0
Gabelli Dividend & Income Trust       22.34         38        1700   SH           SOLE                  1700        0       0
New Germany Fund Inc/The              17.75      3,010      169600   SH           SOLE                169600        0       0
Gabelli Global Multimedia
  Trust Inc                           13.88      6,556      472300   SH           SOLE                472300        0       0
Clough Global Opportunities Fund      17.82      6,438      361300   SH           SOLE                361300        0       0
Gabelli Global Utility & Income
  Trust                               21.75      1,468       67480   SH           SOLE                 67480        0       0
India Fund Inc                        43.65      1,770       40560   SH           SOLE                 40560        0       0
John Hancock Financial Trends
  Fund Inc                            19.05      2,309      121200   SH           SOLE                121200        0       0
Latin America Equity Fund Inc         51.68      3,426       66300   SH           SOLE                 66300        0       0
Mexico Fund Inc/The                   41.99      1,541       36700   SH           SOLE                 36700        0       0
John Hancock Patriot Premium
  Dividend Fund II                     10.9        613       56240   SH           SOLE                 56240        0       0
Petroleum & Resources Corp            38.62        571       14790   SH           SOLE                 14790        0       0
RMR F.I.R.E. Fund                   19.9501         60        3000   SH           SOLE                  3000        0       0
RMR Hospitality and Real
  Estate Fund                         21.51        656       30500   SH           SOLE                 30500        0       0
RMR Real Estate Fund                  15.93        376       23602   SH           SOLE                 23602        0       0
Morgan Stanley Eastern
  Europe Fund Inc                     37.35         11         300   SH           SOLE                   300        0       0
Cohen & Steers REIT and
  Utility Income Fund Inc              21.3        799       37500   SH           SOLE                 37500        0       0
Claymore/Raymond James SB-1
  Equity Fund                         19.93      2,546      127750   SH           SOLE                127750        0       0
DWS RREEF Real Estate Fund Inc         23.8      1,769       74329   SH           SOLE                 74329        0       0
Swiss Helvetia Fund Inc                17.8      5,148      289186   SH           SOLE                289186        0       0
Taiwan Greater China Fund              6.95         62        8908   SH           SOLE                  8908        0       0
Taiwan Fund Inc/The                   20.15         30        1503   SH           SOLE                  1503        0       0
Cohen & Steers Select Utility
  Fund Inc                            26.25      9,165      349160   SH           SOLE                349160        0       0
Reaves Utility Income Fund            25.17        553       21953   SH           SOLE                 21953        0       0
